Prepaid Forward Gold Contract Liability	12 Months Ended
Dec. 31, 2021
Forward Gold Sales Contract Liability [Abstract]
PREPAID FORWARD GOLD CONTRACT LIABILITY

NOTE 7 – PREPAID FORWARD GOLD CONTRACT LIABILITY

In 2019, the Company entered into and closed a Pre-Paid Forward Gold Purchase Agreement (the “Purchase Agreement”) with PDK for the sale and purchase by PDK of gold produced from the Company’s mining property. Under the terms of the Purchase Agreement, as amended, PDK agreed to purchase a total of 47,045 ounces of gold from the Company. The Company agreed to deliver ounces of gold produced from the Kiewit property to PDK and the Company would then receive proceeds from PDK at the then current spot price less a discount specified in the Purchase Agreement. The Company has the option of paying cash to PDK for the number of ounces scheduled to be delivered each month at a rate of $500 per ounce. The Company received a net amount of $13,600,000 in 2019 for the future delivery of these gold ounces. Under the terms of the Purchase Agreement, as amended, the Company is obligated to deliver gold in the following quantities:

Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

In addition, under the Purchase Agreement, PDK may reduce the required number of ounces to be sold in exchange for up to 8,000 common shares of the Company. To date, PDK has not elected this option.

As security for the obligations of the Company under the Purchase Agreement, the Company has granted PDK a security interest in all of the assets of the Company. The Purchase Agreement contains representations and warranties, as well as affirmative and negative covenants customary to a transaction of this nature.

To date, no gold has been delivered under the contract. As of December 31, 2021 and December 31, 2020, a cumulative of 11,542 and 655 ounces, respectively, were scheduled to be delivered to PDK under the terms of the Purchase Agreement. The ounces due but unpaid to PDK at December 31, 2021 have been reflected in Due to PDK in lieu of gold deliveries on the balance sheet based on the Company’s option to pay cash in lieu of delivery at $500 per ounce. The forward gold contract balance and the related contract expense for the year ended December 31, 2021 are as follows:

Total ounces to be delivered through December 31, 2021	11,542
Contractual payment per ounce in lieu of delivery	$500
Due to PDK in lieu of gold deliveries at December 31, 2021	$5,771,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Forward gold contract expense for the year ended December 31, 2021	$2,434,439

Prepaid forward gold contract liability balance at December 31, 2020	$13,600,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Prepaid forward gold contract liability balance at December 31, 2021	$10,263,439

As of December 31, 2021, and through the issuance of these financial statements, PDK has sent invoices to the Company for the deliveries and payments due. The failure to make gold deliveries and make additional payments as described below provides PDK with certain remedies, including termination of the agreement, demand for early payment of the entire delivery obligations, and enforcement of foreclosure rights against the assets pledged as security under the agreement. Due to the delinquent status of the deliveries and PDK’s rights under the default provisions of the Purchase Agreement, the Company has classified the entire liability balance owing as current on the December 31, 2021 balance sheet. The Company has received no notice of default on the Purchase Agreement from PDK.

In addition to the delivery of gold ounces, the Purchase Agreement contains a royalty provision whereby royalties of 4% are due to PDK on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also pays a 5% withholding tax to the state of Utah on the PDK royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter.

The Purchase Agreement contains a participation payment whereby PDK receives a portion of the proceeds from gold sold by the Company to a third party. The payment due to PDK is based upon a percentage of proceeds over a set gold price per ounce. The upside participation amounts are payable within four days following each sale. To date, none has been remitted to PDK.

The Purchase Agreement provides for the Company to pay 2.2% interest on outstanding amounts due to PDK.

The following is a summary of royalties, upside participation and interest payable:

	December 31,	December 31,
	2021	2020
Royalties payable	$403,388	$210,802
Royalties withholding payable	23,396	11,095
Upside participation payable	1,550,849	576,360
Subtotal	1,977,633	798,257
Interest payable (incl. in accounts payable and accrued liabilities	120,989	5,600
Total	$2,098,622	$803,857